Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 55,666	$ 348,834	$ 103,868
Accounts receivable, net	9,565,273	13,455,551	7,706,262
Due from related party	543,594	1,155,429
Inventories	234,333	147,271	262,682
Prepayment	4,388,044	513,491	354,813
Other receivables, net	32,936	10,686,077	47,653
Total Current Assets	14,819,846	26,306,653	8,475,278
Long term investment	10,933
Property, plant and equipment, net	6,080,769	6,266,743	15,094,080
Right of use assets	1,415,752	1,413,598	3,099,564
Operating lease right of use asset, net	208,922
Intangible assets, net	14,399	16,198	5,275
Goodwill	697,613	709,705
Other assets and deposits	29,720	20,955	40,021
Deferred tax asset	625,073	454,848	19,348
Total Assets	23,903,027	35,188,700	26,733,566
Current Liabilities:
Current portion of long-term debt		4,571,452	5,373,859
Accounts payable and accrued payables	4,837,334	10,025,369	5,162,993
Advances from customers	684,512	297,003	250,158
Operating lease liabilities - current	20,273
Income tax payable	540,099	529,416	497,251
Other payables	2,482,130	5,584,607	2,394,832
Due to related party	162,494	153,370	1,009,325
Total Current Liabilities	8,726,842	21,161,217	14,688,418
Long-term loans	1,441,897	1,425,475	1,855,294
Operating lease liabilities - noncurrent	161,963
Deferred tax liabilities	595	605
Total Liabilities	10,331,297	22,587,297	16,543,712
Commitments and Contingencies
Stockholders’ Equity:
Series A Preferred Stock，$0.0001 par value, 30,000,000 shares authorized, 19,000,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020.	1,900	1,900	1,900
Common stock, $0.0001 par value, 500,000,000 shares authorized, 38,502,954 shares issued and outstanding as of June 30, 2021 and December 31, 2020.	3,850	3,850	3,734
Additional paid in capital	19,933,793	19,933,793	19,398,854
Accumulated deficit	(7,799,203)	(8,596,332)	(9,571,836)
Accumulated other comprehensive income (loss)	1,299,227	1,128,351	233,288
Stockholders’ Equity (Deficit) - Muliang Viagoo Technology, Inc. and Subsidiaries	13,439,567	12,471,562	10,065,940
Non-controlling interest	132,163	129,841	123,914
Total Stockholders’ Equity (Deficit)	13,571,730	12,601,403	10,189,854
Total Liabilities and Stockholders’ Equity	$ 23,903,027	$ 35,188,700	$ 26,733,566